Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Apr. 16, 2018	Mar. 09, 2018
Statement of Stockholders' Equity [Abstract]
Shares issued, price per share	$ 0.0001	$ 1.00